OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disaggregation of revenue from contracts with customers
The table below provides a breakdown of revenue from contracts with customers for the years ended December 31:

	Service revenue						Sale of Equipment and accessories			Other revenue **			Total revenue
	Mobile			Fixed
	2023	2022	2021*	2023	2022	2021*	2023	2022	2021*	2023	2022	2021*	2023	2022	2021*

Pakistan***	1,021	1,169	1,285	19	—	—	6	14	18	73	102	105	1,119	1,285	1,408
Ukraine	859	906	980	53	59	68	—	1	—	7	5	7	919	971	1,055
Kazakhstan	603	497	459	146	116	91	12	13	17	13	10	2	774	636	569
Bangladesh	561	566	553	—	—	—	—	—	—	9	10	11	570	576	564
Uzbekistan	267	232	193	—	1	1	—	—	—	1	—	—	268	233	194
Others	55	66	81	—	—	—	—	—	—	—	—	—	55	66	81
HQ and eliminations	(4)	(8)	(15)	(4)	(4)	(6)	1	—	—	—	—	—	(7)	(12)	(21)

Total	3,362	3,428	3,536	214	172	154	19	28	35	103	127	125	3,698	3,755	3,850
*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).
**Other revenue primarily includes revenue from our banking operations in Pakistan.
*** In 2022, Pakistan service revenue includes the impact of US$29 relating to the reversal of a provision following a favorable decision from the Islamabad High Court on pending litigation.

Summary of breakdown of contract balances
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2023	December 31, 2022

Contract balances
Receivables (billed)	468	493
Receivables (unbilled)	40	37
Contract liabilities	(157)	(169)

Capitalized costs
Customer acquisition costs	98	126

Summary of capitalized customer acquisition costs
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2023	December 31, 2022

Contract balances
Receivables (billed)	468	493
Receivables (unbilled)	40	37
Contract liabilities	(157)	(169)

Capitalized costs
Customer acquisition costs	98	126